Consolidated Statements Of Income And Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements Of Income And Comprehensive Income [Abstract]
Operating revenues	$ 711,956		$ 683,438		$ 633,292
Operating costs and expenses:
Operations and maintenance	270,516		264,647		254,335
Depreciation	106,671		104,307		99,424
Amortization	5,271		11,815		11,687
Taxes other than income taxes	43,688		42,322		39,566
Total expenses	426,146		423,091		405,012
Operating income	285,810		260,347		228,280
Other expense (income):
Interest expense, net	77,802	[1]	73,391	[1]	66,343	[1]
Allowance for funds used during construction	(7,196)		(4,863)		(2,623)
Gain on sale of other assets	(649)		(2,547)		(464)
Income from continuing operations before income taxes	215,853		194,366		165,024
Provision for income taxes	71,091		76,169		64,874
Income from continuing operations	144,762		118,197		100,150
Discontinued operations:
Income from discontinued operations before income taxes	9,220		9,703		7,171
Provision for income taxes	10,913		3,925		2,968
(Loss) income from discontinued operations	(1,693)		5,778		4,203
Net income attributable to common shareholders	143,069		123,975		104,353
Net income attributable to common shareholders	143,069		123,975		104,353
Other comprehensive income, net of tax:
Unrealized holding (loss) gain on investments	(10)		1,588		289
Reclassification adjustment for (gains) losses reported in net income	(233)		(1,369)		5
Comprehensive income	$ 142,826		$ 124,194		$ 104,647
Income from continuing operations per share:
Basic	$ 1.05		$ 0.86		$ 0.74
Diluted	$ 1.04		$ 0.86		$ 0.74
(Loss) income from discontinued operations per share:
Basic (loss) income from discontinuing operations per common share	$ (0.01)		$ 0.04		$ 0.03
Diluted (loss) income from discontinuing operations per common share	$ (0.01)		$ 0.04		$ 0.03
Net income per common share:
Basic	$ 1.04		$ 0.91		$ 0.77
Diluted	$ 1.03		$ 0.90		$ 0.77
Average common shares outstanding during the period:
Basic	138,182		136,948		135,816
Diluted	138,689		137,296		136,129
Cash dividends declared per common share	$ 0.630		$ 0.590		$ 0.55

[1]	Net of allowance for funds used during construction and interest income.